Capital Management (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Company's Capital Structure

At December 31, 2013 and 2012, the Company’s capital structure was as follows:

December 31 (millions of Canadian dollars)	2013	2012
Long-term debt payable within one year	756	600
Less: cash and cash equivalents	565	195

	191	405
Long-term debt	8,301	7,879
Preferred shares	323	323
Common shares	3,314	3,314
Retained earnings	3,787	3,202

	7,101	6,516

Total capital	15,916	15,123